Consolidated Balance Sheets (Parentheticals) ¥ in Thousands	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥) shares
Statement of Financial Position [Abstract]
Restricted cash	¥ 24,082
Accounts receivable	27,934		28,821
Net of allowances | ¥	53		179
Restricted bank deposit	6,261
Non-current, net of allowances | ¥	38
Accounts payable	62,132
Insurance premium payables	24,054
Other payables and accrued expenses	1,601
Accrued payroll	2,166		2,166
Income taxes payable	6,617
Current operating lease liability	733
Non-current operating lease liability	¥ 553
Ordinary shares, Authorized (in Shares)	10,000,000,000	10,000,000,000	10,000,000,000
Ordinary shares, par value (in Dollars per share and Yuan Renminbi per share) | (per share)		$ 0.001
Ordinary shares, issued (in Shares)	1,073,891,784	1,073,891,784	1,073,891,784
Ordinary shares, outstanding (in Shares)	1,073,891,784	1,073,891,784	1,073,891,784